Subsequent events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

25. Subsequent events

Our company actively conducts ongoing reviews of our commercial practices in Mexico and other countries to avoid, as much as possible, the imposition of tariff rates on our products. On January 16, 2020, a preliminary tariff of 6.75% was imposed on our corrugated rod exports to the United States of America. After the review from their Department of Commerce (DOC), the tariff was reduced to 1.46%. after the review from the Department of Commerce (DOC), the Company did not participate in the period of November 1, 2018 to October 31, 2019, Therefore, it is subject to the dumping rate set in November 2021 for most Mexican companies.

Risks Related to Global Economic Conditions

The outbreak of COVID-19 and disruptions in the steel industry have had, and are expected to continue to have, an adverse effect on our results of operations, financial condition and cash flows.

The ongoing global pandemic resulting from the spread of COVID-19 has had a significant effect on economies, businesses and individuals around the world. Efforts by governments around the world, including in the U.S. and Mexico, to contain COVID-19 have involved, among other things, border closings and other significant travel restrictions; mandatory stay-at-home and work-from-home orders; mandatory business closures; public gathering limitations; and prolonged quarantines. These efforts and other governmental, business and individual responses to the COVID-19 pandemic have led to significant disruptions to commerce, supply chains, credit losses, lower consumer demand for goods and services and general uncertainty regarding the near-term and long-term effects of COVID-19 on the domestic and international economy and on public health. Global steel production has been and will continue to be affected by volatility in the market due to the ongoing COVID-19 pandemic and uncertainty remains around the extent and duration of the pandemic, the emergence of new and more contagious variants of the virus and the effectiveness of vaccine programs. We expect steel consumption in the automotive and construction industries to be lower due to delays and reduced demand for steel products in North

America and globally. These developments and other consequences of the COVID-19 outbreak have and could continue to materially adversely affect our results of operations, financial condition and cash flows.

On March 31, 2020, the Mexican Ministry of Health published an Administrative Ruling setting out certain “Essential Activities” that may continue to operate during the national state of sanitary emergency. In accordance with the Administrative Ruling and the Ministry of Health’s Technical Guidelines issued on April 6, 2020, we have determined that our business qualifieds within the defined “Essential Activity” list. Similarly, the U.S. Department of Homeland Security guidance has identified our business as a critical infrastructure industry, essential to the economic prosperity, security and continuity of the United States. While restrictions continue to relax, we cannot predict the impact of future government measures on our business during the course of the ongoing pandemic. However, Although we continued to operate during 2020, we have experienced, and are likely to continue to experience, significant reductions in demand and supply chain disruption. For example, the automotive industry, which is one of our significant end markets, has been experiencing a significant amount of disruption at a time of declining demand, resulting in a decline in profitability. We also may experience disruptions to our operations resulting from changes in government policy or guidance, including restrictions put in place to reduce the rate of infections and hospitalizations; quarantines of employees, customers and suppliers in areas affected by the COVID-19 outbreak; and closures of businesses or manufacturing facilities that are critical to our business or our supply chain.

The ongoing COVID-19 pandemic could also adversely affect our liquidity and ability to raise additional capital. Uncertainty regarding the duration of the COVID-19 pandemic and disruptions to the steel industry may, for example, adversely affect our ability to raise additional capital, or require additional capital, or require additional reductions in capital expenditures that are otherwise needed, to support working capital or continuation of our growth strategy. Additionally, government stimulus programs may not be available to us, our customers or our suppliers, or may prove to be ineffective. If we are unable to access additional capital at the levels we require, or the cost of credit is greater than expected, it could materially adversely affect our operating results.

The ongoing COVID-19 pandemic could negatively affect our internal controls over financial reporting as a portion of our workforce is continues to be required to work from home and, therefore, new processes, procedures, and controls could be required to respond to changes in our business environment.

We may be susceptible to increased litigation related to, among other things, the financial effects of the COVID-19 pandemic on our business, our ability to meet contractual obligations due to the COVID-19 pandemic, employment practices or policies adopted during the health crisis, or litigation related to individuals contracting COVID-19 as result of alleged exposures on Company premises.

In addition, the COVID-19 outbreak has continues to significantly increased economic and demand uncertainty. The current outbreak and continued spread of COVID-19 and the emergence of new and more contagious variants could cause a global recession, which would have a further material adverse effect on our results of operations, financial condition and cash flows. Global activity levels started to improve during the second half of 2020; however, the full extent to which the COVID-19 outbreak will affect our operations, and the steel industry generally, remains highly uncertain, differs from country to country and will ultimately depend on future developments which cannot be predicted at this time, including, but not limited to, the duration and scope of the restrictions put in place in different locations to reduce the rate of infections and hospitalizations, the development and spread of variants of COVID-19 and the effectiveness of vaccines as new variants of COVID-19 appear and spread the duration, severity, speed and scope of the outbreak, levels of unemployment, the length of time required for demand to return and normal economic and operating conditions to resume. While some restrictions were lifted in the second and third quarters of 2020, new restrictions were implemented in the fourth quarter of 2020 due to second waves and are expected to continue or to be implemented in the first part of 2021 and it is currently impossible to We cannot predict whether restrictions will be further relaxed, reinstated or made more stringent.